Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES

a.	Inventories on December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
Work in progress	$881	$693
Finished goods	549	388
	$1,430	$1,081

b.	The Company recorded inventories write-downs of $296, $367 and $55 for the years ended December 31, 2022, 2021 and 2020, respectively that were recorded as part of cost of revenues.